Share-based Compensation - LTIP (Details) - LTIP - USD ($)										12 Months Ended
	Dec. 09, 2019	Oct. 10, 2019	Aug. 05, 2019	Dec. 14, 2018	Aug. 06, 2018	Aug. 02, 2017	Mar. 15, 2017	Mar. 24, 2016	Oct. 19, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 15, 2017
Awarded Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at beginning of period										941,310	1,121,030	559,775	629,215
Additions											60,430	795,005	350,940
Vested											(240,150)	(233,750)	(420,380)
As at end of period											941,310	1,121,030	559,775
Ordinary Shares Purchased and Held by Trustee - Cost
As at beginning of period										$ 6,079,000	$ 6,677,000	$ 1,957,000	$ 2,390,000
Additions											346,000	5,451,000	1,367,000
Vested											(944,000)	(731,000)	(1,800,000)
As at end of period											6,079,000	6,677,000	1,957,000
Awards forfeited											$ 262,000	$ 692,000	$ 79,000
Awarded Shares | Maximum | Forecast
Ordinary Shares Purchased and Held by Trustee - Cost
Additions										$ 6,766,000
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum		$ 100,000	$ 700,000	$ 1,500,000	$ 100,000	$ 6,000,000.0	$ 400,000	$ 300,000	$ 1,800,000					$ 500,000
Number of business days for vesting after publication date of annual report							1 day		1 day
Number of years after the covered financial year to which the LTIP award relates				2 years	2 years	2 years	2 years		2 years
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%						25.00%
Number of business days for vesting after announcement of group's annual results	2 days		2 days	2 days	2 days	2 days	2 days